CONSOLIDATED STATEMENT OF EQUITY - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total Stockholders Equity
Balance (in shares) at Oct. 31, 2021		302,208
Beginning balance at Oct. 31, 2021		$ 3	$ 5,320	$ 348	$ (282)	$ 5,389
Net Income	$ 1,254			1,254		1,254
Other comprehensive income (loss)	(65)				(65)	(65)
Total comprehensive income	1,189					1,189
Cash dividends declared	(250)			(250)		(250)
Shares-based awards issued, Net of tax (Shares)		1,419
Share-based awards issued, Net of tax (Value)			(9)			(9)
Stock Repurchased and Retired During Period, Shares		(8,368)
Stock Repurchased and Retired During Period, Value		$ 0	(111)	(1,028)		(1,139)
Share-based compensation			125			125
Balance (in shares) at Oct. 31, 2022		295,259
Ending balance at Oct. 31, 2022		$ 3	5,325	324	(347)	5,305
Net Income	1,240			1,240		1,240
Other comprehensive income (loss)	20				20	20
Total comprehensive income	1,260					1,260
Cash dividends declared	(265)			(265)		(265)
Shares-based awards issued, Net of tax (Shares)		1,473
Share-based awards issued, Net of tax (Value)			13			13
Stock Repurchased and Retired During Period, Shares		(4,609)
Stock Repurchased and Retired During Period, Value		$ 0	(62)	(517)		(579)
Share-based compensation			111			111
Balance (in shares) at Oct. 31, 2023		292,123
Ending balance at Oct. 31, 2023	5,845	$ 3	5,387	782	(327)	5,845
Net Income	1,289			1,289		1,289
Other comprehensive income (loss)	22				22	22
Total comprehensive income	1,311					1,311
Cash dividends declared	(274)			(274)		(274)
Shares-based awards issued, Net of tax (Shares)		1,473
Share-based awards issued, Net of tax (Value)			47			47
Stock Repurchased and Retired During Period, Shares		(8,403)
Stock Repurchased and Retired During Period, Value		$ 0	(113)	(1,047)		(1,160)
Share-based compensation			129			129
Balance (in shares) at Oct. 31, 2024		285,193
Ending balance at Oct. 31, 2024	$ 5,898	$ 3	$ 5,450	$ 750	$ (305)	$ 5,898